Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands					3 Months Ended	6 Months Ended
	Jul. 30, 2015	Jul. 12, 2015	Mar. 31, 2015	Nov. 26, 2014	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Term loan			$ 20,000		$ 20,000	$ 19,550	$ 14,019
Revolving Credit						1,500	$ 5,420
Debt issuance cost				$ 2,700	600	$ 600
LegacyTexas Bank [Member]
Subsequent Event [Line Items]
Applicable Rate						Bears interest on the outstanding principal amount thereof at an annual rate equal to the lesser of the Applicable Rate (4.00% per annum plus the applicable LIBOR Rate) and the maximum lawful rate permitted under Texas or federal law, whichever is higher.
Term Loan From General Electric Capital Corporation [Member]
Subsequent Event [Line Items]
Term loan			$ 20,000		20,000
Debt instrument maturity date			Mar. 31, 2020
Debt instrument effective interest rate						4.70%
Term Loan From General Electric Capital Corporation [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate			4.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Consideration for the purchase of Victory Plano's assets		$ 1,300
Business combination debt assumed		$ 4,500
Subsequent Event [Member] | LegacyTexas Bank [Member]
Subsequent Event [Line Items]
Credit facility face amount	$ 4,500
Debt instrument maturity date	Jul. 30, 2020
Debt instrument interest rate	4.00%
Subsequent Event [Member] | Term Loan From General Electric Capital Corporation [Member]
Subsequent Event [Line Items]
Credit facility face amount			$ 25,000		25,000
Term loan			20,000		20,000
Revolving Credit			$ 5,000		$ 5,000
Debt instrument maturity date			Mar. 20, 2020
Debt instrument effective interest rate			4.00%		4.00%
Debt issuance cost			$ 600
Subsequent Event [Member] | Term Loan From General Electric Capital Corporation [Member] | London Interbank Offered Rate (LIBOR) [Member]
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate			4.00%